Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

10. STOCK-BASED COMPENSATION

The stock-based compensation charge increased the Company's loss from operations as well as its net loss by $99,401 or $0.00 per share in the three month period ended March 31, 2011 and $76,697 or $0.00 per share in the three month period ended March 31, 2012.

The Company uses the Black-Scholes option pricing model which requires extensive use of financial estimates and accounting judgment, including the expected volatility of the Company's common stock over the estimated term of the options granted, estimates on the expected time period that employees will retain their vested stock options prior to exercising them, and the number of shares that are expected to be forfeited before the options are vested. The use of alternative assumptions could produce significantly different estimates of the fair value of the stock-based compensation and as a result, provide significantly different amounts recognized in the Company's Statement of Operations.

No options were granted by the Company in the three month period ending March 31, 2012.

The following weighted average assumptions were used to estimate the fair market value of options granted using the Black-Scholes valuation method:

	Three months ended March 31,
	2011	2012

Dividend Yield	0.0%	N/A
Expected Volatility	143.2%	N/A
Risk Free Interest Rate	1.3%	N/A
Expected Option Terms (in years)	5	N/A

The expected volatility is based on the price of the Company's common stock over a historical period which approximates the expected term of the options granted. The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate with a term consistent with the expected life of the options granted. The expected term is estimated based on historical experience.

Stock option transactions under the Company's equity incentive plans and outside of the Company's incentive plans during the three month period ended March 31, 2012 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Outstanding at January 1, 2012	10,055,545	$0.35	7.78
Granted	—	—
Exercised	—	—
Canceled/Forfeited	(20,000)	0.19

Outstanding and expected to vest at March 31, 2012	10,035,545	$0.35	7.55	—

Exercisable at March 31, 2012	8,283,840	$0.38	7.40	—

Vested and expected to vest at March 31, 2012	10,035,545	$0.35	7.55	—

There were no options granted during the three months ended March 31, 2012. As of March 31, 2012, there was $333,772 of total unrecognized compensation cost related to approximately 1,751,705 unvested outstanding stock options. The expense is anticipated to be recognized over a weighted average period of 0.8 years. The intrinsic value of both the outstanding and expected to vest and exercisable shares was $0, respectively, at March 31, 2012. For the three months ended March 31, 2012, no stock options were exercised.

There were no new restricted stock grants issued to employees in the three month period ended March 31, 2012. For the three month period ended March 31, 2012, no shares of restricted stock were available for future grant. There was no compensation included in total stock-based compensation in the Company's statement of operations for the three months ended March 31, 2012 related to restricted stock previously granted. At December 31, 2011 and March 31, 2012, there was no unrecognized compensation related to restricted stock previously granted.

The Company recognized the full impact of its share-based payment plans in the statement of operations for the three months ended March 31, 2011 and 2012 and did not capitalize any such costs on the balance sheets. The following table presents share-based compensation expense included in the Company's statement of operation:

	Three months ended March 31,
	2011	2012
Cost of goods sold	$1,831	$976
Research and development	2,411	1,093
Selling, general and administrative	95,159	74,628

Stock-based compensation expense	$99,401	$76,697

At March 31, 2012, there were approximately 1,158,183 shares of common stock available for future grants under all of the Company's equity incentive plans.

  12. Stock-Based Compensation

2001 Stock Incentive Plan

The 2001 Stock Incentive Plan (the "2001 Plan") provides for the grant of stock options and restricted stock awards to eligible employees, officers, directors, consultants and advisors of the Company. During 2008, the Board of Directors authorized and the stockholders approved an amendment of the 2001 Plan to increase the total number of shares authorized for issuance under the 2001 Plan from 8,250,000 to 9,750,000 shares of the Company's common stock and to increase the number of shares of restricted common stock authorized for issuance under the 2001 Plan from 1,500,000 to 2,100,000 shares of the Company's common stock. Under the terms of the plan, stock options may not be granted at less than fair market value of the Company's common stock at the date of the grant and for a term not to exceed ten years. No shares of restricted stock were granted under the 2001 Plan in 2010 or 2011.

Options granted under all of the Company's equity incentive plans generally vest annually over a three to four year vesting period. Certain stock option awards are subject to accelerated vesting.

Non-Plan Options

At December 31, 2010 and 2011, the Company had 5,188,858 non-plan stock options outstanding which were granted in 2010 to senior executives, board members, and consultants. Although granted outside of the Company's 2001 Plan, the options nevertheless are subject to the terms and conditions of the 2001 Plan as if granted thereunder.

There were no new restricted stock grants issued for the years ended December 31, 2010 and 2011. On December 31, 2010 and 2011, 1,149,283, and 1,158,183 shares of restricted stock were available for future grant. Included in the Company's statement of operations was $20,316 and $8,480 of compensation expense related to restricted stock for the year ended December 31, 2010 and 2011, respectively. Unvested restricted stock activity for the years ended December 31, 2010 and 2011 was as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested balance as of December 31, 2009	293,800	$2.32

Granted	—	$—
Vested	(224,866)	2.89
Forfeited	(19,067)	0.48

Nonvested balance as of December 31, 2010	49,867	$0.45

Granted	—	$—
Vested	(40,967)	0.48
Forfeited	(8,900)	0.33

Nonvested balance as of December 31, 2011	—	$—

At December 31, 2010, 9,816,545 shares of common stock were reserved for issuance upon exercise of the options issued under the Company's stock option plans and there were 2,678,855 options available for future grant.

At December 31, 2011, 10,055,545 shares of common stock were reserved for issuance upon exercise of the options issued under the Company's stock option plans and there were 2,428,756 options available for future grant.

Stock option transactions under all of the Company's equity incentive plans during the years ended December 31, 2010 and 2011 summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2010	5,928,367	$1.47
Granted	7,138,512	0.16
Exercised	(40,000)	0.30
Canceled/Forfeited	(3,210,334)	1.91
Outstanding and expected to vest at December 31, 2010	9,816,545	$0.58	8.50	$516,169

Exerciseable at December 31, 2010	5,046,596	$0.58	7.86	$175,517

Vested and expected to vest at December 31, 2010	9,816,545	$0.58	8.50	$516,169

Outstanding at January 1, 2011	9,816,545	$0.58
Granted	595,000	0.23
Exercised	—	—
Canceled/Forfeited	(356,000)	1.03
Outstanding and expected to vest at December 31, 2011	10,055,545	$0.35	7.78	$—

Exerciseable at December 31, 2011	6,780,468	$0.43	7.46	$—

Vested and expected to vest at December 31, 2011	10,055,545	$0.35	7.78	$—

The fair value of the options granted in 2011 was $121,341 with a per share weighted average fair value of $0.20. The fair value of the options granted in 2010 was $1,136,062 with a per share weighted average fair value of $0.159. The amount was estimated using the Black-Scholes option pricing model with the assumptions listed in Note 2. All stock options granted have exercise prices equal to the fair market value of the common stock on the date of grant.

As of December 31, 2011, there was $336,383 of total unrecognized compensation cost related to approximately 3,275,077 unvested outstanding stock options. The expense is anticipated to be recognized over a weighted average period of 5 years. There were 40,000 and 0 stock option shares exercised during 2010 and 2011, respectively.

The following table summarizes information about stock options outstanding under all of the Company's stock option plans at December 31, 2011:

Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number of Options Exerciseable	Average Remaining Contractual Life in Years	Weighted Average Exercise Price of Options Exerciseable
$0.08 - $0.19	7,645,509	8.27	$0.16	4,882,102	8.29	$0.16
$0.20 - $0.50	1,630,336	6.44	0.29	1,118,666	5.17	0.31
$0.51 - $1.00	122,000	5.99	0.64	122,000	5.99	0.64

Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number of Options Exerciseable	Average Remaining Contractual Life in Years	Weighted Average Exercise Price of Options Exerciseable
$1.01 - $2.50	288,000	5.40	2.17	288,000	4.86	2.17
$2.51 - $4.00	334,700	5.97	2.80	334,700	5.97	2.80
$4.01 - $9.38	35,000	5.46	4.35	35,000	5.46	4.35

	10,055,545	7.78	$0.35	6,780,468	7.46	$0.43

The Company recognized the full impact of its share-based payment plans in the statement of operations for 2010 and 2011 and did not capitalize any such costs on the balance sheets. The following table presents share-based compensation expense included in the Company's statements of operations:

	2010	2011
Cost of goods sold	$8,791	$5,488
Research and development	7,034	6,585
Selling, general and administrative	920,328	344,631

Stock-based compensation expense	$936,154	$356,704

The Company has recorded compensation expense related to options granted to non-employee consultants for services rendered, totaling $133,952 in 2010 and $0 in 2011.